BORROWINGS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Beijing Origin Seed Limited [Member] CNY	Sep. 30, 2012 Linze Origin Seed Limited [Member] CNY	Sep. 30, 2011 Linze Origin Seed Limited [Member] CNY	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] CNY	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] Maximum [Member]	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] Minimum [Member]
Short Term Debt Secured	5,000				5,000		20,000
Short Term Debt Unsecured	30,000					30,000		39,000
Finite Lived Intangible Assets Collateral To Bank Loan					2,546		453
Plant and Equipment Gross Collateral To Bank Loan					35,570		6,882
Short Term Debt Instrument Annual Interest Rate					6.888%		6.56%
Long Term Debt Instrument Annual Interest Rate						7.216%			7.315%	7.04%
Current portion of long-term borrowings (note 13)	4,000	0		630
Interest Expense, Debt	4,029	1,469	8,539
Debt, Weighted Average Interest Rate		6.56%	5.70%	7.04%